Property, plant and equipment - Detail net of accumulated depreciation and impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	$ 620,034	$ 740,906
Additions	(43,907)	128,279
Disposals and other	(3,900)	(3,430)
Transfers from/(to) other accounts	(1)	(6,937)
Exchange differences	(17,312)	17,774
Property, plant and equipment at end of the year	554,914	620,034
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	208,025	196,586
Additions	166	(1,391)
Disposals and other	(1,131)	(780)
Transfers from/(to) other accounts	65	904
Exchange differences	(9,911)	9,924
Property, plant and equipment at end of the year	197,214	208,025
Gross carrying amount | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,331,585	1,273,837
Additions	6,054	(11,095)
Disposals and other	(106,295)	(17,664)
Transfers from/(to) other accounts	21,883	15,830
Exchange differences	(50,603)	48,487
Property, plant and equipment at end of the year	1,202,624	1,331,585
Gross carrying amount | Fixtures and fittings [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	8,422	8,819
Additions	199	(302)
Disposals and other	(618)	(612)
Transfers from/(to) other accounts	112
Exchange differences	(636)	(87)
Property, plant and equipment at end of the year	7,479	8,422
Gross carrying amount | Construction in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	124,029	106,651
Additions	33,409	(27,059)
Disposals and other	(9,374)	(1,715)
Transfers from/(to) other accounts	(23,621)	(16,861)
Exchange differences	(10,481)	8,895
Property, plant and equipment at end of the year	113,962	124,029
Gross carrying amount | Mineral Reserves [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	59,325	59,502
Exchange differences	(306)	(177)
Property, plant and equipment at end of the year	59,019	59,325
Gross carrying amount | Other property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	33,188	34,463
Additions		(30)
Disposals and other	(55)
Transfers from/(to) other accounts	(20)
Exchange differences	476	(1,305)
Property, plant and equipment at end of the year	33,589	33,188
Gross carrying amount | Leased Land And Machinery [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	24,446	21,333
Additions	4,113	(1,405)
Transfers from/(to) other accounts	730	127
Exchange differences	(1,527)	1,581
Property, plant and equipment at end of the year	27,762	24,446
Gross carrying amount | Leased Land And Buildings [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	17,588	13,298
Additions	576	(3,374)
Exchange differences	(1,008)	916
Property, plant and equipment at end of the year	17,156	17,588
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(995,507)	(865,937)
Additions	(90,087)	101,006
Disposals and other	73,601	17,337
Transfers from/(to) other accounts	867
Exchange differences	49,048	(45,901)
Property, plant and equipment at end of the year	(962,078)	(995,507)
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(191,066)	(107,646)
Additions	1,663	71,929
Disposals and other	39,972	4
Transfers from/(to) other accounts	(17)	(6,937)
Exchange differences	7,636	(4,559)
Property, plant and equipment at end of the year	$ (141,811)	$ (191,066)